Restricted Cash - Schedule of Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Restricted Cash [Abstract]
Short-term investments at amortized cost	$ 15,730
Total	$ 15,730